THIRD AVENUE VALUE FUND
                        THIRD AVENUE SMALL-CAP VALUE FUND
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      THIRD AVENUE INTERNATIONAL VALUE FUND

                         SUPPLEMENT DATED JUNE 30, 2006
                        TO PROSPECTUS DATED MARCH 1, 2006

EFFECTIVE JULY 1, 2006, THE FOLLOWING INFORMATION SUPPLEMENTS THE FUNDS' PROSPECTUS DATED MARCH 1, 2006.

Third Avenue Real Estate Value Fund has re-opened to new investors effective July 1, 2006. This revises the disclosure within the Purchasing Shares section of the Prospectus, beginning on page 17.